Significant accounting policies - Intangible assets (Details)	12 Months Ended
Dec. 31, 2018
Internal-use software
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	4 years
Customer contracts | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	1 year
Customer contracts | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	2 years
Favourable land lease
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	27 years
Assembled workforce
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	5 years
Partnership relationship
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	5 years
Brand
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	5 years